INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
INVENTORIES
Schedule of Inventories
	September 30, 2025	June 30, 2025

Manufactured bio produce	$77,637	$77,399
Trading goods	206,717	207,162
	$284,354	$284,561

	As of June 30,
	2025	2024

Manufactured bio produce	$77,399	$70,560
Trading goods	207,162	238,584
	$284,561	$309,144